PREFERRED SHARE DERIVATIVE INTEREST PAYABLE	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Preferred Share Derivative Interest Payable [Abstract]
Preferred Share Derivative Interest Payable [Text Block]

NOTE 7 -         PREFERRED SHARE DERIVATIVE INTEREST PAYABLE

Preferred share derivative interest payable as of December 31, 2011 consisted of $86,236 in derivative interest accrued and owing as of December 31, 2011. The full amount of derivative interest payable as of December 31, 2011, was paid via the issuance of 1,151,013 shares of common stock in January 2012.

NOTE 13 -	PREFERRED SHARE DERIVATIVE INTEREST PAYABLE

Preferred share derivative interest payable as of March 31, 2011 consisted of $282,680 in derivative interest accrued as of March 31, 2011. The full amount of derivative interest payable as of March 31, 2011 was paid via the issuance of 4,775,017 shares of Common Stock, in lieu of cash, in April 2011.

Preferred share derivative interest payable as of March 31, 2010 consisted of $306,440 in derivative interest accrued as of March 31, 2010. The full amount of derivative interest payable as of March 31, 2011 was paid via the issuance of 3,402,813 shares of Common Stock, in lieu of cash, in April 2010.